DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative)	9 Months Ended
Sep. 30, 2022 USD ($)
Accounting Policies [Abstract]
Consideration received	$ 175,000,000
Convertible debt	$ 3,900,000